Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhiiscncetech-20160216_SupplementTextBlock

John Hancock Funds II
Supplement dated February 16, 2016 to the current prospectus

Science & Technology Fund (the "fund")

Effective February 16, 2016, the fund will automatically lose its status as a non-diversified fund. Accordingly, the fund operates, and will continue to operate, as a diversified fund, and all references to the fund being non-diversified are hereby removed from the prospectus.